Derivatives Assets And Liabilities Subject To Enforceable Master Netting Arrangement (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Net amounts presented in the balance sheet, derivatives assets	$ 5,508		$ 2,159
Net amounts presented in the balance sheet, derivatives liabilities	(73,273)		(5,430)
Net amounts presented in the balance sheet, net derivatives	(90,405)		(98,896)
Derivative Liabilities
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross amounts recognized, derivatives liabilities	(73,273)		(5,430)
Gross amounts offset in the balance sheet, derivatives liabilities
Net amounts presented in the balance sheet, derivatives liabilities	(73,273)		(5,430)
Gross amounts not offset in the balance sheet, financial instruments, derivative liabilities	5,508	[1]	713	[1]
Gross amounts not offset in the balance sheet, collateral pledged/received	66,853		1,525
Net amount, derivatives liabilities	(912)		(3,192)
Derivative Assets
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross amounts recognized, derivatives assets	5,508		2,159
Gross amounts offset in the balance sheet, derivatives assets
Net amounts presented in the balance sheet, derivatives assets	5,508		2,159
Gross amounts not offset in the balance sheet, financial instruments, derivative assets	(5,508)	[1]	(713)	[1]
Gross amounts not offset in the balance sheet, collateral pledged/received			(1,441)
Net amount, derivatives assets			5
Derivatives
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross amounts recognized, net derivatives	(67,765)		(3,271)
Net amounts presented in the balance sheet, net derivatives	(67,765)		(3,271)
Gross amounts not offset in the balance sheet, collateral pledged/received	66,853		84
Net amount	$ (912)		$ (3,187)

[1]	Represents the amount of assets or liabilities that could be offset by liabilities or assets with the same counterparty under master netting or similar arrangements that management elects not to offset on the Balance Sheets.